UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06445

The Herzfeld Caribbean Basin Fund, Inc.

(Exact name of registrant as specified in charter)

PO Box 161465, Miami, FL	33116
(Address of principal executive offices)	(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: 305-271-1900

Date of fiscal year end: 6/30

Date of reporting period: year-ended 6/30/09

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Meeting Date/ Type	Company-Ticker Symbol/ Ballot Issues	Security ID/ Proponent	Mgmt. Rec.	Vote Cast	Shares Available	Shares Voted

8/29/2008	Caribbean Utilities Company, Ltd. (CUPUF)	G1899E146
AGM					12,000	12,000
	Amendments to the articles of incorporation of the Co. as set out in the info. Circular dated 7/14/08	Mgmt	For	For
	Election of Directors nominees named in the accompanying info. Circular	Mgmt	For	For
	Appointment of Ernst & Young Cayman Islands as auditors of the company	Mgmt	For	For
	Amendment of the board of director and committee remuneration structure	Mgmt	For	For

9/8/2008	Mexichem S.A.B de C.V.	MX01ME050007
EGM					100	100
	Approve the conversion of shares and amend Article 6 of the Corporate Bylaws	Mgmt	For	For
	Approve the proposal for complementary resolutions derived from the adaptations passedresolutions and/or by the EGM of shareholders on 26 JUN 2008	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

10/6/2008	Grupo Financiero Banorte S.A.B. de C.V.	MXP370711014
AGM					16400	16400
	Approve to pay a cash dividend in the amount of MXN 0.47 per share	Mgmt	For	For
	Approve the report from the outside Auditor regarding the fiscal situation of the Company	Mgmt	For	For
	Approve the designation delegates to formalizeand carry out if relevant, the resolutions passed by the meeting	Mgmt	For	For
	Approve the meeting minutes	Mgmt	For	For

10/8/2008	Ultrapetrol (Bahamas) Limited (ULTR)	P94398107			23000	23000
AGM
	Approval of financial statements of the company for the year ended 12-31-07	Mgmt	For	For
	Re- election of Felipe Mendez Ross	Mgmt	For	For
	Re-election of Ricardo Mendez Ross	Mgmt	For	For
	Re-election of James F. Martin	Mgmt	For	For
	Re-election of Katherine A. Downs	Mgmt	For	For
	Re-election of Leonard J. Hoskinson	Mgmt	For	For
	Re-election of Michael C. Hagan	Mgmt	For	For
	Re-election of George Wood	Mgmt	For	For
	To ratify and confirm all acts for the year ended 12-31-07	Mgmt	For	For

11/6/2008	Cuban Electric Company (CGAR)	229615109			700	700
AGM
	Election of director Irving Littman	Mgmt	For	For
	Election of director Deborah O'Connor	Mgmt	For	For
	Election of director John Jennings	Mgmt	For	For

11/7/2008	W Holding Company, Inc. (WHI)	929251106			192200	192200
EGM
	Approve Reverse Stock Split	Mgmt	For	For

11/11/2008	Grupo Financiero Inbursa S.A. de C.V.	MXP370641013			9900	9900
EGM
	Approve the tax opinion of the outside auditor in relation to the 2007 FY	Mgmt	For	For
	Approve to carry out a partial amendment of the Company's Corporate Bylaws	Mgmt	For	For
	Approve the cancellation of the unsubscribed and unpaid shares	Mgmt	For	For
	Approve the cancellation of the agreements adopted to separate Arrendadora Financiera Inbursa, S.a. De C.V, Sofom, E.rR, and Grupo Financiero Inbursa from the financial group	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

12/5/2008	Mexichem S.A.B. de C.V.	MX01ME050007			300	300
AGM
	Approve the proposal for the payment of a cash dividend	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

1/8/2009	Consolidated Water Company Limited (CWCO)	G23773107			68241	68241
EGM
	Amend articles board relatad	Mgmt	For	For

1/14/2009	Grupo Bimbo S.A.B de C.V.	MXP495211262			7600	7600
AGM
	Please note that this is an amendment to meeting ID 525490 due to change in voting status	Non-Voting
	Approve the acquisition of the bakery business of Weston Foods, Inc.	Mgmt	For	For
	Approve the designation of special delegates	Mgmt	For	For

1/28/2009	Orthofix International N.V. (OFIX)	N6748L102			23360	0
EGM - contested
	Revoke consent to hold special meeting	Mgmt	N/A

1/28/2009	Orthofix International N.V. (OFIX)	N6748L102			23360	23360
EGM - contested
	Consent to hold special meeting	Mgmt	N/A	For

2/27/2009	Kimberly-Clark de Mexico S.A.B. de C.V.	MXP606941179			6100	0
AGM/ EGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING.
	Approval of the report from the Director General	Non-Voting
	Approval of the proposal from the Board of Directors to pay a cash dividend	Non-Voting
	Appointment and/or ratification, of the Members of the Board of Directors	Non-Voting
	Remuneration for the Members of the Board of Directors and of the various Committees	Non-Voting
	Presentation and, if relevant, approval of the report from the Board of Directors	Non-Voting
2/27/2009	Western Asset Emerging Markets Debt Fund, Inc. (ESD)	95766A101			144	144
AGM
	Election of Director Carol L. Colman	Mgmt	For	For
	Election of Director Daniel P. Cronn	Mgmt	For	For
	Election of Director Paolo M Cucchi	Mgmt	For	For

2/27/2009	Western Asset Worldwide Income Fund, Inc. (SBW)	957668106			9000	9000
AGM
	Election of Director Carol L. Colman	Mgmt	For	For
	Election of Director William R. Hutchinson	Mgmt	For	For
	Election of Director R. Jay Gerken	Mgmt	For	For

3/3/2009	Telefonos de Mexico S.A.B. de C.V.	MXP904131085			23800	0
AGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Proposal to increase by an additional MXN 10,000,000,000, the maximum amount of funds of the Company for the purchase of Company's own shares	Non-Voting
	Appointment of a provisional member of the Board of Directors	Non-Voting
	Presentation of the report regarding the fulfillment of tax obligations	Non-Voting
	Designation of special delegates	Non-Voting

3/12/2009	Wal-Mart de Mexico S.A. de C.V.	MXP810081010			45111	45111
AGM
	Receive the report of the Board of Directors	Mgmt	For	For
	Receive the report of the Chief Executive Officer	Mgmt	For	For
	Receive the report of the Audit and Corporate Practices Committees	Mgmt	For	For
	Approve the financial info document for the FY running from 1/1/08 -12/31/08	Mgmt	For	For
	Receive the report of the fund for the repurchase of shares	Mgmt	For	For
	Approve the plan to cancel 69,940,100 shares of the Company	Mgmt	For	For
	Approve the plan for the allocation of results	Mgmt	For	For
	Approve the plan to pay a cash dividend	Mgmt	For	For
	Amend the Article 5 of the Corporate Bylaws	Mgmt	For	For
	Approve the report concerning the fulfillment of the tax obligations	Mgmt	For	For
	Approve the report concerning the Share Plan for Staff	Mgmt	For	For
	Approve the report from the Wal-Mart De Mexico Foundation	Mgmt	For	For
	Ratify the activities of the Board of Directors	Mgmt	For	For
	Approve to nominate the Members of the Board of Directors	Mgmt	For	For
	Approve to nominate the Chairpersons of the Audit and Corporate Practices Committees	Mgmt	For	For
	Approve to state the agenda of the general meeting that is held	Mgmt	For	For

3/20/2009	Corporacion GEO S.A.B. de C.V.	MXP3142C1177			1700	1700
AGM
	Receive the report from the Board of Director	Mgmt	For	For
	Receive the report of the Director General	Mgmt	For	For
	Receive the annual report of the Audit and corporate practices committee	Mgmt	For	For
	Approve the allocation of results from the FYE on 31 DEC 2008	Mgmt	For	For
	Approve to determine amount of funds for repurchase of shares	Mgmt	For	For
	Appoint the Members of the Board of Directors	Mgmt	For	For
	Ratify Members of the Audit and corporate practices committee	Mgmt	For	For
	Approve remuneration for Members of the Board of Directors	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

3/23/2009	Coca-Cola Femsa S.A.B. de C.V.	MXP2861W1067			200	200
AGM
	Receive the report of the Board of Directors	Mgmt	For	For
	Receive the report concerning the complianc	Mgmt	For	For
	Approve the allocation of the profits account for the 2008 FY	Mgmt	For	For
	Approve the amount of funds for repurchase of shares	Mgmt	For	For
	Elect the Members of the Board of Directors and Secretaries	Mgmt	For	For
	Approve the Membership of these committees - [I] Finance and Planning, [II] Audit and [III] Corporate Practices	Mgmt	For	For
	Approve the nomination of the Delegates	Mgmt	For	For
	Approve the Minutes of the General Meeting	Mgmt	For	For

3/23/2009	Coca-Cola Femsa S.A.B. de C.V. (KOF)	191241108			19500	19500
EGM
	Approve Financial Statements, Allocation of Income, and Discharge Directors	Mgmt		For
	Report with respect to the compliance of tax obligations	Mgmt	For	For
	Payment of cash dividend, in Mexican pesos of $0.7278	Mgmt		For
	Stock Repurchase Plan	Mgmt		For
	Election of members and secretaries of the Board of Directors	Mgmt		For
	Approve the Membership of these committees - [I] Finance and Planning, [II] Audit and [III] Corporate Practices	Mgmt		For
	Approve the designation of delegates	Mgmt		For
	Approve the Minutes of the Meeting	Mgmt		For

3/25/2009	Fomento Economico Mexicano S.A.B. de C.V.	MXP320321310			18900	18900
AGM
	Receive the report of the Board of Directors	Mgmt	For	For
	Report with respect to the compliance of tax obligations	Mgmt	For	For
	Approve the allocation of the income account from the 2008 FY	Mgmt	For	For
	Stock Repurchase Plan	Mgmt	For	For
	Elect the Members of the Board of Directors and Secretaries	Mgmt	For	For
	Approve the Membership of these committees - [I] Finance and Planning, [II] Audit and [III] Corporate Practices	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For
	Approve the Minutes of the Meeting	Mgmt	For	For

4/1/2009	Alfa S.A.B. de C.V.	MXP000511016			5400	0
EGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Approval of a proposal to cancel 40000000 shares	Non-Voting
	Approve the designation of delegates	Non-Voting
	Approve the Minutes of the Meeting	Non-Voting
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE

4/1/2009	Alfa S.A.B. de C.V.	MXP000511016			5400	0
AGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Approval of the reports that are referred to in-Article 28	Non-Voting
	Proposals on the allocation of the account for the 2008 FY	Non-Voting
	Election of the Members of the Board of Directors	Non-Voting
	Approve the designation of delegates	Non-Voting
	Approve the Minutes of the Meeting	Non-Voting

4/2/2009	Grupo Elektra S.A. de C.V.	MX01EL000003			1270	1270
AGM
	Approve the report that Article 172 of the General Mercantile Company law refers to	Mgmt	For	For
	Approve financial statements of the Company for the FY 08	Mgmt	For	For
	Approve the report from the Audit Committee	Mgmt	For	For
	Approve the report from the Board of Directors	Mgmt	For	For
	Appoint and/or ratify the Members of the Board of Directors	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/2/2009	Grupo Elektra S.A. de C.V.	MX01EL000003			1270	1270
EGM
	Amend the Articles 26 and 28 of the Corporate Bylaws	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/15/2009	Banco Latinoamericano de Exportaciones, S.A. (BLX)	P16994132			40000	40000
AGM
	Approve Financial Statements	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For
	Election of Director Gonzalo Mendez Duque	Mgmt	For	For
	Election of Director Jaime Rivera	Mgmt	For	For
	Election of Director Will C. Wood	Mgmt	For	For
	Approve Company Name Change	Mgmt	For	For
	Approve Charter Amendment	Mgmt	For	For
	Stock Issuance	Mgmt	For	For
	Approve Charter Amendment	Mgmt	For	For

4/15/2009	Carnival Corporation (CCL)	143658300			37500	37500
AGM
	Vote for the election of Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For
	Approve Remuneration of Directors and Auditors	Mgmt	For	For
	Fix Number of Directors	Mgmt	For	For
	Approve Remuneration of Directors and Auditors	Mgmt	For	For
	Authorize Common Stock Increase	Mgmt	For	For
	Amend Articles/Charter to Reflect Changes in Capital	Mgmt	For	For
	Amend Articles/Charter to Reflect Changes in Capital	Mgmt	For	For
	Allot Securities	Mgmt	For	For
	Eliminate Pre-Emptive Rights	Mgmt	For	For
	Authorize Directors to Repurchase Shares	Mgmt	For	For

4/15/2009	Grupo Bimbo S.A.B. de C.V.	MXP495211262			7600	0
AGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Approval or modification of the report from Management	Non-Voting
	Approval of the report that is referred to in Article 86, part xx	Non-Voting
	Approval of the allocation of results for the FY 08	Non-Voting
	Approval of the payment of a cash dividend of MXN 0.46	Non-Voting
	Apointment of the members of the Board of Directors	Non-Voting
	Appointments of the Chairpersons and Members of the Audit and corporate practices Committees	Non-Voting
	Stock Repurchase Plan	Non-Voting
	Designation of special delegates	Non-Voting

4/15/2009	Lennar Corporation (LEN)	526057104			33500	33500
AGM
	Vote for the election of Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For
	Amend Stock Compensation Plan	Mgmt	For	For
	Proposal regarding the company's building practices	Shareholder	Against	For

4/20/2009	America Movil S.A.B. de C.V. Series A	MXP001691015			35600	0
AGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Report from the chief executive officer	Non-Voting
	Report from the Board of Directors	Non-Voting
	Report of the Board of Directors concerning the operations	Non-Voting
	Annual report regarding the activities	Non-Voting
	financial statements of the Company to 31 DEC 2008	Non-Voting
	Report concerning the compliance with the tax obligations	Non-Voting
	Ratification of the Board of Directors	Non-Voting
	Ratification of the term in office of the executive committee	Non-Voting
	Approval of the report of the Board of Directors	Non-Voting
	Designation of delegates	Non-Voting

4/20/2009	America Movil S.A.B. de C.V. Series L	MXP001691013			50891	50891
EGM
	Ratify the Members of the Board of Directors	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/20/2009	America Movil S.A.B. de C.V. (AMX)	02364W105			20000	20000
AGM
	Vote for the election of Directors	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/20/2009	Grupo Modelo S.A. de C.V.	P4833F104			7700	0
AGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS MAY PARTICIPATE IN THIS MEETING
	Report from the Board of Directors	Non-Voting
	Proposals in relation to the allocation of results	Non-Voting
	Stock Repurchase Plan	Non-Voting
	Remuneration for the Members of the Board of Directors	Non-Voting
	Ratification of the Members of the Board of Directors	Non-Voting
	Ratification of the Members of the Executive Committee	Non-Voting
	Ratification of the Chairpersons of the Audit Committee	Non-Voting
	Approve the designation of delegates	Non-Voting

4/22/2009	Dine S.A.B. de C.V.	MX01DI1J0014			1580	1580
AGM
	Receive the presentation of the reports	Mgmt	For	For
	Ratify the acts done by the Chief Executive Office	Mgmt	For	For
	Approve the financial statements of the Company to 31 DEC 2008	Mgmt	For	For
	Approve the allocation of the results	Mgmt	For	For
	Approve the report regarding compliance with the tax obligations	Mgmt	For	For
	Approve resolution regarding the reduction of Capital	Mgmt	For	For
	Appointment of the Members of the Board of Directors	Mgmt	For	For
	Remuneration for the Members of the Board of Directors	Mgmt	For	For
	Receive the report from the Board of Directors	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For
	Approve the Minutes of the Meeting	Mgmt	For	For

4/22/2009	Grupo Kuo S.A.B. de C.V.	MX01KU000012			1580	1580
AGM
	Approve the reports and the opinion that are referred to in Article 28	Mgmt	For	For
	Ratify the acts carried out by the Chief Executive Officer	Mgmt	For	For
	Approve the financial statements of the Company to 31 DEC 2008	Mgmt	For	For
	Approve the allocation of profits	Mgmt	For	For
	Approve the report concerning compliance with the tax obligations	Mgmt	For	For
	Appoint or re-elect the Members of the Board of Directors	Mgmt	For	For
	Remuneration for the Members of the Board of Directors	Mgmt	For	For
	Receive the report from the Board of Directors	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For
	Approve the Minutes of the Meeting	Mgmt	For	For

4/23/2009	Cemex S.A.B. de C.V.	MXP225611567			49599	49599
AGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Presentation of the report from the Chief Executive Officer	Non-Voting
	Resolution regarding the Plan for the allocation of profit	Non-Voting
	Proposal to increase the share capital	Non-Voting
	Renegotiation of debt with Financial Institutions	Non-Voting
	Appointment of Members of the Board of Directors	Non-Voting
	Remuneration of the Members of the Board of Directors	Non-Voting
	Approve the designation of delegates	Non-Voting

4/23/2009	Cemex S.A.B. de C.V.	151290889			21863	21863
AGM
	Approve Financial Statements, Allocation of Income, and Discharge Directors	Mgmt	For	For
	Approve Allocation of Dividends on Shares Held By Company	Mgmt	For	For
	Amend Articles/Charter to Reflect Changes in Capital	Mgmt	For	For
	Debt renegotiaton with financial institutions	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For
	Compensation of Directors	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/23/2009	Consorcio ARA S.A. de C.V.	MXP001161019			17200	17200
AGM
	Approve the reports that are referred to in Article 28, Part IV	Mgmt	For	For
	Receive the report concerning compliance with the tax obligations	Mgmt	For	For
	Approve the allocation of profits	Mgmt	For	For
	ratification of the Members of the Board of Directors	Mgmt	For	For
	designation or ratification of the Chairperson of the Audit Committee	Mgmt	For	For
	designation or ratification of the Chairperson of the Corporate Practices Committee	Mgmt	For	For
	Stock Repurchase Plan	Mgmt	For	For
	Report concerning the policies for the carrying out of operations involving the purchase and sale of shares by certain related people	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/23/2009	Grupo Aeroportuario del Sureste S.A. de C.V.	MXP001661018			700	700
AGM
	Receive and approve the report from the Director general	Mgmt	For	For
	Approve the allocation of the results from the FY	Mgmt	For	For
	Ratify the Management of the Board of Directors	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For
	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE CUT-OFF DATE	Non-Voting

4/24/2009	Empresas ICA S.A.B. de C.V.	MXP371491046			3583	3583
AGM
	Receive the reports from the Board of Directors	Mgmt	For	For
	Receive the report of the Chief Executive Officer	Mgmt	For	For
	Receive the reports and opinion that are referred to in lines [a] and [c] of Article 28, part IV	Mgmt	For	For
	Approve the reports that referred to in items I and II above	Mgmt	For	For
	Approve to allocate the profit	Mgmt	For	For
	Approve the payment of compensation to Members of the Board of Directors	Mgmt	For	For
	Ratify the Members of the Board of Directors	Mgmt	For	For
	Approve to modify several provisions from the Stock Option Plan for employees of Grupo Ica	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/27/2009	Seaboard Corporation (SEB)	811543107			1201	1201
AGM
	Election of Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For
	Authorize Stock Decrease	Mgmt	For	For

4/27/2009	Urbi Desarrollos Urbanos S.A. de C.V.	MX01UR000007			1500	1500
AGM
	Presentation of the reports and opinions that are referred to in Artcle 28	Mgmt	For	For
	Receive the report concerning compliance with the tax obligations	Mgmt	For	For
	Approve the allocation of profit	Mgmt	For	For
	Ratify the Members of the Board of Directors	Mgmt	For	For
	designation or ratification of the Chairperson of the Corporate Practices Committee	Mgmt	For	For
	Stock Repurchase Plan	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/28/2009	Carso Global Telecom S.A. de C.V.	MXP740451010			11900	0
EGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Approval to amend several Articles of the Co-mpany's Corporate ByLaws	Non-Voting
	Approve the designation of delegates	Non-Voting

4/28/2009	Carso Global Telecom S.A. de C.V.	MXP740451010			11900	0
AGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Approval of the general Director's report	Non-Voting
	Approval of the proposal for the allocation of profits	Non-Voting
	Ratify the Members of the Board of Directors	Non-Voting
	Stock Repurchase Plan	Non-Voting
	Approve the designation of delegates	Non-Voting

4/28/2009	Cockleshell Ltd.	P3057B104			30300	30300
AGM
	Approve, for the purposes of Rule 41 of the AIM Rule	Mgmt	For	For

4/28/2009	Grupo Cementos de Chiuahua S.A.B. de C.V.	MX01GC2M0006			800	800
AGM
	Approve report and opinion rendered by the Board of Directors	Mgmt	For	For
	Approve and ratify the actions carried out by the Board of Directors	Mgmt	For	For
	Approve the agreement on the allocation of profits of the FY 08	Mgmt	For	For
	Stock Repurchase Plan	Mgmt	For	For
	Appoint the Members of the Company's Board of Directors	Mgmt	For	For
	Appoint the Chairman of the Audit and Corporate Practices committee	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For
	Approve the meeting's minute	Mgmt	For	For

4/28/2009	Promotora Ambiental S.A.B de C.V.	MX01PA0B0006			100	100
AGM
	Approve the reports that are referred to in Article 28, Part IV	Mgmt	For	For
	Approve the financial statements and the balance sheet for the FY 08	Mgmt	For	For
	Ratify the Members of the Board of Directors	Mgmt	For	For
	Stock Repurchase Plan	Mgmt	For	For
	Receive the report regarding the fulfillment of the tax obligations	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For

4/28/2009	Telefonos de Mexico S.A.B. de C.V. Series A	MXP904131085			23800	0
AGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Presentation of the report from the Chief Executive Officer	Non-Voting
	Approval of a proposal in relation to the alloc-ation of profit	Non-Voting
	Ratification of the term in office of the Board of Directors	Non-Voting
	Ratify the Members of the Board of Directors	Non-Voting
	Appoint the special delegates	Non-Voting

4/28/2009	Telefonos de Mexico S.A.B. de C.V. Series L	MXP904131325			78600	78600
AGM
	Ratify the Members of the Board of Directors	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For

4/29/2009	Corporacion Interamericana de Entretenimiento S.A.B	MXP201161017			3200	3200
AGM/ EGM
	Approve to carry out a reduction of the fixed and variable part of the share capital of the Company	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For
	Approve the report from the Chief Executive Officer	Mgmt	For	For
	Approve the report from the Board of Directors	Mgmt	For	For
	Approve the audited financial statements of the Company	Mgmt	For	For
	Approve the report regarding the fulfillment of the tax obligations	Mgmt	For	For
	Ratify the Members of the Board of Directors	Mgmt	For	For
	Ratify the appointment of the Chairperson	Mgmt	For	For
	Approve the report from the Audit and Corporate Practices	Mgmt	For	For
	Approve the report regarding the transactions and activities in which the Board of Directors may have intervened	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For

4/29/2009	Desarrolladora Homex S.A. de C.V.	MX01HO000007			100	100
AGM
	Approve the reports that the Board of Directors	Mgmt	For	For
	Approve the allocation of the results obtained in said FY	Mgmt	For	For
	Stock Repurchase Plan	Mgmt	For	For
	Appoint or ratify the Members of the Board of Directors	Mgmt	For	For
	Approve the designation or ratification of the Chairpersons of the Audit and Corporate Practices Committees	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For

4/29/2009	Fresh del Monte Produce, Inc. (FDP)	G36738105			18690	18690
AGM
	Vote for the election of directors	Mgmt	For	For
	Approve Financial Statements, Allocation of Income, and Discharge Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For

4/29/2009	Mexichem S.A.B. de C.V.	MX01ME050007			300	300
AGM
	Receive the report from the Chief Executive Officer	Mgmt	For	For
	Receive the annual report from the Corporate practices and Audit Committees of the Company	Mgmt	For	For
	Approve the resolution for the allocation of results for the FY 08	Mgmt	For	For
	Ratify the Members of the Board of Directors	Mgmt	For	For
	Approve the compensation for the Members of the Board of Directors	Mgmt	For	For
	Stock Repurchase Plan	Mgmt	For	For
	Receive the annual report from the Board of Directors	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For

4/29/2009	Sare Holdings S.A.B. de C.V.	MX01SA030007			400	400
AGM
	Approval the annual report from the Board of Directors	Mgmt	For	For
	Approve the report of the Chief Executive Officer	Mgmt	For	For
	Approve the annual report of the audit and Corporate Practices Committees	Mgmt	For	For
	Approve the allocation of profit from the FYE on 31 DEC 2008	Mgmt	For	For
	Stock Repurchase Plan	Mgmt	For	For
	Approve the report from the Board of Directors	Mgmt	For	For
	Ratification of the Members of the Board of Directors	Mgmt	For	For
	Rtification of the Members of the Audit and Corporate Practices Committees	Mgmt	For	For
	remuneration for the Members of the Board of Directors	Mgmt	For	For
	Approve to partially modify the Company's Corporate Bylaws	Mgmt	For	For
	Designation of the Members of the Nomination and Remuneration Committee	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For

4/29/2009	Sare Holdings S.A.B. de C.V.	MX01SA030007			400	0
EGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Approve the annual report from the Board of Directors	Non-Voting
	Approve the report from the Chief Executive Officer	Non-Voting
	Approve the annual report from the Audit and Corporation Practices Committees	Non-Voting
	Approve the proposal for the allocation of results from the FY 08	Non-Voting
	Stock Repurchase Plan	Non-Voting
	Approve the Board of Directors regarding the shares representative of the share capital of the Company	Non-Voting
	ratify the Members of the Board of Directors	Non-Voting
	Rtification of the Members of the Audit and Corporate Practices Committees	Non-Voting
	Remuneration for the Members of the Board of Directors	Non-Voting
	Amend the Corporate Bylaws of the Company	Non-Voting
	Designation of the Members of the nomination and compensation Committee	Non-Voting
	Appoint the special delegates	Non-Voting

4/29/2009	Teco Energy, Inc. (TE)	872375100			41500	41500
AGM
	Election of Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For
	Approve Stock Compensation Plan	Mgmt	For	For
	S/H Proposal - Declassify Board	Shareholder	Against	For

4/29/2009	Telmex International S.A.B. de C.V.	MX01TE090006			23800	0
EGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Approval of the partial amendment of the Corporate Bylaws	Non-Voting
	Appoint the special delegates	Non-Voting

4/29/2009	Telmex International S.A.B. de C.V.	MX01TE090006			23800	0
AGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Approval of the report of the Chief Executive Officer	Non-Voting
	Report from the Board of Directors	Non-Voting
	Report of the activities and operations in which the Board of Directors intervened in accordance with Article 28, Part IV	Non-Voting
	The individual and consolidated financial statements	Non-Voting
	The annual report concerning the activities carried out by the Audit and Corporate Practices Committee	Non-Voting
	Report on Compliance with tax obligation	Non-Voting
	Discussion and the approval of the proposal for the allocation of profits	Non-Voting
	Approval of the proposal for the payment of a dividend	Non-Voting
	Ratification of the Members of the Board of Directors	Non-Voting
	Compensation for the members of the Board of Directors	Non-Voting
	approval of the designation and/or ratification of the Members of the Audit and Corporate Practices Committee	Non-Voting
	Compensation for the Members of the Committees	Non-Voting
	Appoint the special delegates	Non-Voting

4/29/2009	Telmex International S.A.B. de C.V.	MX01TE090014			78600	78600
EGM
	Designation or ratification of the members of the Board of Directors	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For

4/29/2009	TV Azteca S.A. de C.V.	MXP740471117			13900	0
AGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Approval of the report from the Board of Directors	Non-Voting
	Approval of the report from the Board regarding activities until FY 08	Non-Voting
	Discussion of the Audited Financial Statements	Non-Voting
	Determination of the payment of a unitary preferred dividend	Non-Voting
	Stock Repurchase Plan	Non-Voting
	Designation of members of the Board of Directors	Non-Voting
	Appoint the special delegates	Non-Voting
	Appoint the special delegates	Non-Voting

4/29/2009	Vitro S.A.B. de C.V.	MXP9802B1093			2900	0
AGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Approval of the annual reports regarding the activities conducted by the Audit Committee	Non-Voting
	Approval of the report from the Chief Executive Officer	Non-Voting
	Report regarding the fulfillment of the tax obligations	Non-Voting
	Resolution of a plan for the allocation of the balance of the results account	Non-Voting
	Election of the Members of the Board	Non-Voting
	Election of Chairpersons of the Audit Committee and of a Corporate Practices Committee	Non-Voting
	Appoint the special delegates	Non-Voting

4/30/2009	Alsea S.A.B. de C.V.	MXP001391012			1219	1219
AGM
Approve the annual report
	Approve the declaration and form of payment of a dividend	Mgmt	For	For
	Approve the declaration of an increase of the share capital	Mgmt	For	For
	Approve the annual report, regarding the operations	Mgmt	For	For
	Appoint or ratify the Members of the Board of Directors	Mgmt	For	For
	Approve the compensation for the Members of the Board	Mgmt	For	For
	Approve the report from the Board of Directors	Mgmt	For	For
	Approve change of the terms and conditions of the rules for the stock option purchase plan	Mgmt	For	For
	Stock Repurchase Plan	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For

4/30/2009	Gruma S.A.B. de C.V.	MXP4948K1056			800	800
AGM
	Receive the reports that are referred to in Article 28, Part [IV]	Mgmt	For	For
	Receive the report on the compliance with the tax obligations	Mgmt	For	For
	Approve the allocation of the results	Mgmt	For	For
	Stock Repurchase Plan	Mgmt	For	For
	Elect the Members of Board of Directors and the Secretary	Mgmt	For	For
	Elect the Chairpersons of the Audit and Corporate Practices Committees	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For
	Approve the minutes that are drawn up	Mgmt	For	For

4/30/2009	Grupo Carso S.A. de C.V.	MXP461181085			11000	0
AGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Presentation of the report from the Chief Execut-ive Office	Non-Voting
	Approval of a proposal in relation tothe allocation of profit	Non-Voting
	Ratification of the term in office of the Board of Directors	Non-Voting
	Ratification of the members of the Board of Directors	Non-Voting
	Appoint the special delegates	Non-Voting

4/30/2009	Grupo Carso S.A. de C.V	MXP461181085			11000	0
EGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Amendment of various Articles of the Corporate By-Laws	Non-Voting
	Appoint the special delegates	Non-Voting

4/30/2009	Grupo Casa Saba,S.A.B. de C.V. (SAB)	40048P104			13273	13273
AGM
	Approval of the report by the Board of Directors	Mgmt	For	For
	Approval of the report concerning Tax Obligations	Mgmt	For	For
	Approval of allocation of profits	Mgmt	For	For
	Approval of the report submited by the CEO	Mgmt	For	For
	Approval of the opinion submited by the Board of Directors	Mgmt	For	For
	Approval of the Audits committees annual report	Mgmt	For	For
	Ratification of the members of the Board	Mgmt	For	For
	Ratification of the members of the Audit Committee	Mgmt	For	For
	Elimination of the Executive Committee from the Company	Mgmt	For	For
	Ratification of the CEO	Mgmt	For	For
	Remuneration for the members of the Board	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For

4/30/2009	Grupo Financiero Banorte S.A.B. de C.V.	MXP370711014			16400	16400
AGM
	Approve the reports that are referred to in Part IV of Article 28	Mgmt	For	For
	Approve the allocation of profit	Mgmt	For	For
	Approve the designation of the Members of the Board of Directors	Mgmt	For	For
	Approve the designation of the Members of the Audit and Corporate Practices Committee	Mgmt	For	For
	Receive the report from the Board of Directors	Mgmt	For	For
	Approve the cancellation of the shares in treasury	Mgmt	For	For
	Approve the designation of a delegate	Mgmt	For	For
	Approve the drafting and reading of the meeting minutes	Mgmt	For	For

4/30/2009	Grupo Financiero Banorte S.A.B. de C.V.	MXP370711014			16400	16400
EGM
	Amend the Article 2 of the Corporate Bylaws	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For
	Approve the meeting minutes	Mgmt	For	For

4/30/2009	Grupo Financiero Inbursa S.A. de C.V.	MXP370641013			9900	9900
AGM
	Approve the presentation of the fiscal opinion from the Outside Auditor	Mgmt	For	For
	Approve the report from the Chief Executive Officer	Mgmt	For	For
	Approve the report from the Board of Directors	Mgmt	For	For
	Approve the report on the activities and transactions of the Board of Directors	Mgmt	For	For
	Approve the individual and consolidated financial statements	Mgmt	For	For
	Approve the annual reports	Mgmt	For	For
	Approve the allocation of results, resolutions in this regard	Mgmt	For	For
	Approve the payment of a dividend, resolutions in this regard	Mgmt	For	For
	Ratification of the members of the Board	Mgmt	For	For
	Determine the compensation for the members of the Board	Mgmt	For	For
	Ratification of the members of the Audit Committee	Mgmt	For	For
	Determine the compensation for the members of the Audit Committee	Mgmt	For	For
	Stock Repurchase Plan	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For

4/30/2009	Grupo Iusacell S.A. de C.V.	MX01CE080006			871	871
AGM
	Approve or modify the report from the Board of Directors	Mgmt	For	For
	Approve the presentation of the report from the Committees	Mgmt	For	For
	Approve the financial statements of the Company for the FY 08	Mgmt	For	For
	Ratify the Members of the Board of Directors	Mgmt	For	For
	Remuneration for the Members of the Board of Directors	Mgmt	For	For
	Approve the revocation and grant of powers	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For

4/30/2009	Grupo Mexico S.A.B. de C.V.	MXP370841019			3776	3776
AGM
	Receive the report from the Chief Executive Officer	Mgmt	For	For
	Receive the report regarding the fulfillment of the tax obligations	Mgmt	For	For
	Approve the allocation of profits	Mgmt	For	For
	Receive the report that is referred to in Article 60, part iii	Mgmt	For	For
	Ratify the acts done by the Board of Directors	Mgmt	For	For
	Approve the remuneration for the Members of the Board	Mgmt	For	For
	Appoint the special delegates	Mgmt	For	For

4/30/2009	Grupo Pochteca S.A.B. de C.V.	MX01PO020005			20	20
AGM
	Receive the report from the Chief Executive Officer	Mgmt	For	For
	Approve the annual report from the audit and Corporate Practices Committee	Mgmt	For	For
	Approve the resolution regarding allocation of results for the FY 08	Mgmt	For	For
	Ratify Members of the Board of Directors	Mgmt	For	For
	Determine the compensation for the members of the Board	Mgmt	For	For
	Stock Repurchase Plan	Mgmt	For	For
	Approve the annual report from the Board of Directors	Mgmt	For	For
	Approve to increase of the variable part of the share capital	Mgmt	For	For
	Approve the recomposition of the share capital	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/30/2009	Grupo Televisa S.A.	MXP4987V1378			13400	0
EGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Resolution concerning the cancellation of shares	Non-Voting
	Approve the designation of delegates	Non-Voting

4/30/2009	Grupo Televisa S.A.	MXP4987V1378			13400	0
AGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Approval of the reports that are referred to in Article 28, PART IV	Non-Voting
	Report concerning compliance with the tax obligation	Non-Voting
	Resolution concerning the allocation of profits	Non-Voting
	Stock Repurchase Plan	Non-Voting
	Resolutions concerning the stock Repurchase Plan	Non-Voting
	Ratify Members of the Board of Directors	Non-Voting
	Ratify members of the Excecutive Committee	Non-Voting
	Ratify the chairperson of the Audit and Corporate Practices Committee	Non-Voting
	Remuneration to the Members of the Board of Directors	Non-Voting
	Approve the designation of delegates	Non-Voting

4/30/2009	Grupo Televisa S.A.B (TV)	40049J206			32400	32400
EGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Ratify Members of the Board of Directors	Mgmt	For
	Approve the designation of delegates	Mgmt	For

4/30/2009	Grupo Televisa S.A.B (TV)	40049J206			32400	32400
EGM
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS MEETING
	Ratify Members of the Board of Directors	Mgmt	For
	Approve the designation of delegates	Mgmt	For
	Approval of the reports reffered to in Article 28 [IV]	Mgmt	For
	Presentation of report regarding fiscal obligations	Mgmt	For
	Allocation of final results from the FY 08	Mgmt	For
	Stock Repurchase Plan	Mgmt	For
	Ratify Members of the Board of Directors	Mgmt	For
	Ratify members of the Excecutive Committee	Mgmt	For
	Ratify the chairperson of the Audit and Corporate Practices Committee	Mgmt	For
	Compensation of the members of the board	Mgmt	For
	Approve the designation of delegates	Mgmt	For
	Resoluion regarding the cancelation of shares	Mgmt	For
	Approve the designation of delegates	Mgmt	For

5/1/2009	Popular, Inc (BPOP)	733174106			50000	50000
AGM
	Vote for the election of Directors	Mgmt	For	For
	To amend article 5 of the restated articles of incorporation	Mgmt	For	For
	To amend article 5 of the restated articles of incorporation	Mgmt	For	For
	To approve advisory vote	Mgmt	For	For
	Ratify Pricewatercoopers, LLP as the independenet acct. firm	Mgmt	For	For

5/12/2009	Caribbean Utilities Company, Ltd. (CUPUF)	G1899E146			12000	12000
AGM
	Adopt Employee Stock Purchase Plan	Mgmt	For	For
	Election of Directors (Full Slate)	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For

5/13/2009	Doral Financial Corporation (DRL)	25811P886			6500	6500
AGM
	Vote for the election of Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For
	Approve Motion to Adjourn Meeting	Mgmt	For	For

5/13/2009	The Western Union Company (WU)	959802109			5000	5000
AGM
	Vote for the election of Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For

5/14/2009	Mastec, Inc. (MTZ)	576323109			67132	37132
AGM
	Vote for the election of Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For

5/14/2009	Norfolk Southern Corporation (NSC)	655844108			16000	16000
AGM
	Vote for the election of Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For
	S/H Proposal - Political/Government	Shareholder	Against	For

5/20/2009	Chiquiuta Brands International, Inc. (CQB)	170032809			12000	12000
AGM
	Vote for the election of Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For

5/20/2009	Consolidated Water Company Limited (CWCO)	G23773107			68241	68241
AGM
	Vote for the election of Directors	Mgmt	For	For
	Eliminate requirement that a poll be demanded	Mgmt	For	For
	Approve the amendment of the amended and restated articles	Mgmt	For	For
	Amend the articles of association	Mgmt	For	For
	Amend article related to chatitable contributions	Mgmt	For	For
	Approve repurchase at fair market value	Mgmt	For	For
	Amended and restated articles of incorporation	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For

5/27/2009	Royal Caribbean Cruise Ltd. (RCL)	V7780T103			33500	33500
AGM
	Vote for the election of Directors	Mgmt	For	For
	Delist from the OSLO Dtock Exchange	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For
	Shareholder Proposal	Shareholder	Against	For

5/28/2009	Trailer Bridge, Inc. (TRBR)	892782103			66797	66797
AGM
	Vote for the election of Directors	Mgmt	For	For
	Amend Stock Compensation Plan	Mgmt	For	For

5/29/2009	Watsco, Inc. (WSO)	942622200			3100	3100
AGM
	Vote for the election of Directors	Mgmt	For	For
	Approve Stock Compensation Plan	Mgmt	For	For
	Amend Articles; Board Related	Mgmt	For	For
	Stock Issuance	Mgmt	For	For

6/3/2009	Atlantic Tele-Network, Inc. (ATNI)	049079205			36819	36819
AGM
	Vote for the election of Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For

6/3/2009	Controladora Comercial Mexicana S.A.B. de C.V.	MXP200821413			3700	3700
EGM
	Vote for the election of Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For

6/3/2009	Controladora Comercial Mexicana S.A.B. de C.V.	MXP200821413			3700	3700
AGM
	Annual reports concerning the activities carried out by the Audit Committee	Mgmt	For	For
	Stock Repurchace plan	Mgmt	For	For
	Ratification of the members of the Board	Mgmt	For	For
	Approve the designation of the special delegates	Mgmt	For	For

6/3/2009	Spanish Broadcasting System, Inc. (SBSA)	846425882			80304	80304
AGM
	Vote for the election of Directors	Mgmt	For	For

6/10/2009	Steiner Leisure Limited (STNR)	P8744Y102			7000	7000
AGM
	Vote for the election of Directors	Mgmt	For	For
	Approve Stock Compensation Plan	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For

6/11/2009	Freeport-McMoran Copper & Gold Inc. (FCX)	35671D857			31000	31000
AGM
	Vote for the election of Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For
	Approve Cash/Stock Bonus Plan	Mgmt	For	For
	S/H Proposal - Environmental	Shareholder	Against	For

6/17/2009	Micromet, Inc. (MITI)	59509C105			8386	8386
AGM
	Vote for the election of Directors	Mgmt	For	For
	Ratify Appointment of Independent Auditors	Mgmt	For	For
	Transact Other Business	Mgmt	For	For

6/25/2009	Empresas ICA S.A.B. de C.V.	MXP371491046			3583	3583
EGM
	Approve to cancel up to 5,349,500 of our own shares	Mgmt	For	For
	Approve to allocate the shares from the Stock Option Plan	Mgmt	For	For
	Approve to increase the share capital in its variable part	Mgmt	For	For
	Approve to carry out a primary public offering of shares	Mgmt	For	For
	Approve the designation to appoint attorneys	Mgmt	For	For

6/30/2009	Impellam Group Plc	G47192102			13000	13000
AGM
	Receive the Company's accounts and the reports of the Directors	Mgmt	For	For
	Re-appoint PricewaterhouseCoopers LLP as the Auditors	Mgmt	For	For
	Vote for the election of Directors	Mgmt	For	For
	Authorize the Company, to make Political Donations	Mgmt	For	For
	Authorize the Director, in substitution for all previous authorities	Mgmt	For	For
	Authorize the Director, in substitution for all previous authority	Mgmt	For	For
	Authorize the Company, pursuant to the authorities as specified in its Articles of Association	Mgmt	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Herzfeld Caribbean Basin Fund, Inc.

By (Signature and Title)* /s/ Thomas J. Herzfeld - President & Chairman

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.